UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07660

Name of Fund: BlackRock Massachusetts Tax-Exempt Trust (MHE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Massachusetts Tax-Exempt Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2016

Date of reporting period: 11/30/2015

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2015 (Unaudited)	BlackRock Massachusetts Tax-Exempt Trust (MHE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Massachusetts — 152.6%
County/City/Special District/School District — 3.5%
Town of Holyoke Massachusetts, GO, Refunding, 5.00%, 9/01/26	$1,000	$1,173,860
Education — 68.8%
Massachusetts Development Finance Agency, RB:
Foxborough Regional Charter School, Series A, 7.00%, 7/01/42	250	281,688
Mount Holyoke College, Series B, 5.00%, 7/01/41	500	547,295
Wellesley College, Series J, 5.00%, 7/01/42	1,950	2,218,905
WGBH Educational Foundation, Series A (AMBAC), 5.75%, 1/01/42	650	804,687
Massachusetts Development Finance Agency, Refunding RB:
Boston University, Series P, 5.45%, 5/15/59	1,500	1,777,680
Emerson College, Series A, 5.00%, 1/01/40	200	210,234
International Charter School, 5.00%, 4/15/40	1,000	1,062,220
Trustees of Deerfield Academy, 5.00%, 10/01/40	1,675	1,918,578
Wheelock College, Series C, 5.25%, 10/01/37	1,000	1,054,280
Worcester Polytechnic Institute (NPFGC), 5.00%, 9/01/27	1,985	2,106,403
Massachusetts Educational Financing Authority, RB, Education Loan, Issue I, AMT, 5.00%, 1/01/27	1,000	1,117,510
Massachusetts Health & Educational Facilities Authority, RB:
Northeastern University, Series R, 5.00%, 10/01/33	225	245,093
Tufts University, Series O, 5.38%, 8/15/18 (a)	1,000	1,118,810
Massachusetts Health & Educational Facilities Authority, Refunding RB:
Berklee College of Music, Series A, 5.00%, 10/01/37	1,000	1,065,670
Harvard University, Series A, 5.50%, 11/15/36	100	113,356
Harvard University, Series B, 5.00%, 10/01/38	400	429,528

Municipal Bonds	Par (000)	Value
Massachusetts (continued)
Education (continued)
Massachusetts Health & Educational Facilities Authority, Refunding RB (continued):
Northeastern University, Series T-1, 5.00%, 10/01/31	$500	$564,010
Northeastern University, Series T-2, 5.00%, 10/01/32	500	561,375
Springfield College, 5.63%, 10/15/40	500	535,175
Tufts University, Series M, 5.50%, 2/15/27	1,000	1,279,520
Massachusetts State College Building Authority, RB, Series A (AMBAC), 5.00%, 5/01/16 (a)	1,000	1,019,900
Massachusetts State College Building Authority, Refunding RB, Series B (Syncora), 5.50%, 5/01/39	825	1,048,690
University of Massachusetts Building Authority, RB, Senior-Series 2, 5.00%, 11/01/39	500	561,390
University of Massachusetts Building Authority, Refunding RB, Series 1, 5.00%, 11/01/40	1,000	1,160,230

		22,802,227
Health — 22.1%
Massachusetts Development Finance Agency, Refunding RB:
Carleton-Willard Village, 5.63%, 12/01/30	500	559,975
Partners Healthcare System, Series L, 5.00%, 7/01/36	1,000	1,140,200
Massachusetts Health & Educational Facilities Authority, RB:
Cape Cod Healthcare Obligated Group, Series D (AGC), 5.00%, 11/15/31	1,000	1,118,070
Caregroup, Series E-1, 5.00%, 7/01/28	500	543,710
Children’s Hospital, Series M, 5.25%, 12/01/39	600	673,236
Children’s Hospital, Series M, 5.50%, 12/01/39	500	565,400
Lahey Clinic Medical Center, Series D, 5.25%, 8/15/17 (a)	1,000	1,077,530

BLACKROCK MASSACHUSETTS TAX-EXEMPT TRUST	NOVEMBER 30, 2015	1

Schedule of Investments (continued)	BlackRock Massachusetts Tax-Exempt Trust (MHE)

Municipal Bonds	Par (000)	Value
Massachusetts (continued)
Health (continued)
Massachusetts Health & Educational Facilities Authority, RB (continued):
Southcoast Health Obligation Group, Series D, 5.00%, 7/01/39	$500	$535,505
Massachusetts Health & Educational Facilities Authority, Refunding RB, Winchester Hospital, Series H, 5.25%, 7/01/38	1,000	1,098,410

		7,312,036
Housing — 11.2%
Massachusetts HFA, RB, M/F Housing, Series A (FHA), 5.25%, 12/01/35	185	200,296
Massachusetts HFA, Refunding RB, AMT:
Series C, 5.00%, 12/01/30	490	510,007
Series C, 5.35%, 12/01/42	2,000	2,076,580
Series F, 5.70%, 6/01/40	880	923,454

		3,710,337
State — 21.8%
Commonwealth of Massachusetts, GO, Series C, 5.00%, 7/01/45	1,000	1,153,810
Massachusetts Bay Transportation Authority, RB, Series A, 5.00%, 7/01/45	500	576,010
Massachusetts Bay Transportation Authority, Refunding RB, Senior Series A, 5.25%, 7/01/29	730	942,445
Massachusetts School Building Authority, RB:
Dedicated Sales Tax, Senior Series A, 5.00%, 5/15/43	500	571,765
Senior Series B, 5.00%, 10/15/41	1,000	1,154,920
Massachusetts State College Building Authority, RB, Series A, 5.50%, 5/01/39	2,500	2,801,025

		7,199,975

Municipal Bonds	Par (000)	Value
Massachusetts (continued)
Transportation — 25.2%
Commonwealth of Massachusetts, Refunding RB, Series A, 5.00%, 6/01/38	$500	$577,790
Commonwealth of Massachusetts, RB, Series A, 5.00%, 6/15/27	1,000	1,181,560
Massachusetts Department of Transportation, Refunding RB, Senior Series B:
5.00%, 1/01/32	1,120	1,254,926
5.00%, 1/01/37	1,000	1,115,050
Massachusetts Port Authority, RB, AMT:
Series A, 5.00%, 7/01/42	1,000	1,107,980
Series B, 5.00%, 7/01/45	1,750	1,957,620
Metropolitan Boston Transit Parking Corp., Refunding RB, 5.25%, 7/01/36	1,000	1,164,930

		8,359,856
Total Municipal Bonds (Cost — $46,415,201) — 152.6%		50,558,291

Short-Term Securities
BIF Massachusetts Municipal Money Fund, 0.00% (b)(c)	500,616	500,616
Total Short-Term Securities (Cost — $500,616) — 1.5%		500,616
Total Investments (Cost — $46,915,817*) — 154.1%		51,058,907
Other Assets Less Liabilities — 1.7%		582,268
VRDP Shares, at Liquidation Value — (55.8)%		(18,500,000)

Net Assets Applicable to Common Shares — 100.0%		$33,141,175

* As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$46,906,249

Gross unrealized appreciation		$4,143,090
Gross unrealized depreciation		9,568

Net unrealized appreciation		$4,152,658

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

2	BLACKROCK MASSACHUSETTS TAX-EXEMPT TRUST	NOVEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Massachusetts Tax-Exempt Trust (MHE)

(b)	During the period ended November 30, 2015, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2015	Net Activity	Shares Held at November 30, 2015	Net Income
BIF Massachusetts Municipal Money Fund	254,118	246,498	500,616	—

(c)	Represents the current yield as of period end.

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations
AGC	Assured Guarantee Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
FHA	Federal Housing Administration
GO	General Obligation Bonds
HFA	Housing Finance Agency
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
Syncora	Syncora Guarantee

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(3)	10-Year U.S. Treasury Note	March 2016	$379,313	$(899)
(1)	Long U.S. Treasury Bond	March 2016	$154,000	(532)
(2)	5-Year U.S. Treasury Note	March 2016	$237,359	(425)
Total				$(1,856)

BLACKROCK MASSACHUSETTS TAX-EXEMPT TRUST	NOVEMBER 30, 2015	3

Schedule of Investments (continued)	BlackRock Massachusetts Tax-Exempt Trust (MHE)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$50,558,291	—	$50,558,291
Short-Term Securities	$500,616	—	—	500,616

Total	$500,616	$50,558,291	—	$51,058,907

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Liabilities:
Interest Rate Contracts	$(1,856)	—	—	$(1,856)
[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

4	BLACKROCK MASSACHUSETTS TAX-EXEMPT TRUST	NOVEMBER 30, 2015

Schedule of Investments (concluded)	BlackRock Massachusetts Tax-Exempt Trust (MHE)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$10,050	—	—	$10,050
Liabilities:
VRDP Shares	—	$(18,500,000)	—	(18,500,000)

Total	$10,050	$(18,500,000)	—	$(18,489,950)

During the period ended November 30, 2015, there were no transfers between levels.

BLACKROCK MASSACHUSETTS TAX-EXEMPT TRUST	NOVEMBER 30, 2015	5

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Massachusetts Tax-Exempt Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Massachusetts Tax-Exempt Trust

Date:	January 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Massachusetts Tax-Exempt Trust

Date:	January 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Massachusetts Tax-Exempt Trust

Date:	January 22, 2016